EQUITY SETTLED SHARE-BASED TRANSACTIONS - Restricted Share Units (Details) - RSUs - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of units
Balance at beginning of year (in shares)	7,688,524	9,789,875
Granted (in shares)	39,877,700	31,924,995	12,665,000
Vested (in shares)	(37,631,880)	(30,302,520)
Forfeited (in shares)	(916,264)	(3,723,826)	(2,875,125)
Balance at end of year (in shares)	9,018,080	7,688,524	9,789,875
Weighted average remaining contractual term
Granted (in years)	3 months 4 days	2 months 27 days	2 years 2 months 16 days
Forfeited (in years)	10 months 21 days	1 year 2 months 16 days	1 year 3 months
Balance (in years)	2 years	1 year 1 month 28 days	1 year 3 months
Aggregate intrinsic value
Balance at beginning of year (in dollars)	¥ 43,773	¥ 26,171
Granted (in dollars)	124,020	181,757	¥ 33,857
Vested (in dollars)	(117,036)	(172,520)
Forfeited (in dollars)	(2,850)	(21,201)	(7,686)
Balance at end of year (in dollars)	28,046	43,773	26,171
Additional disclosures
Fair value of RSUs at the grant date	49,210	118,760	23,400
Total unrecognized compensation cost related to unvested RSUs	¥ 11,410	5,380	8,940
Recognition period (in years)	2 years 4 months 10 days
Compensation cost	¥ 91,600	140,630	9,770
Tax benefit	¥ 0	¥ 0	¥ 0